Inventories	12 Months Ended
Dec. 31, 2021
Inventories.
Inventories

9.  Inventories

An analysis of inventories as of December 31, 2021 and 2020 is as follows:

	2021		2020
Spare parts and accessories of flight equipment	Ps.	296,345	Ps.	271,454
Miscellaneous supplies		—		7,505
	Ps.	296,345	Ps.	278,959

The inventory items are consumed during or used mainly in delivery of in-flight services and for maintenance services by the Company and are valued at the lower of cost or replacement value. The Company recognizes the necessary estimates for decreases in the value of its inventories due to impairment, obsolescence, slow movement and causes that indicate that the use or realization of the aircraft spare parts and flight equipment accessories that are part of the inventory will be less than recorded value. During the years ended as of December 31, 2021, 2020 and 2019, the amount of consumption of inventories, recorded as an operating expense as part of maintenance expense was Ps.312,462, Ps.234,691 and Ps.284,687, respectively.